UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-09397

                             The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                          Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund

Semiannual Report — June 30, 2020

Mario J. Gabelli, CFA Chief Investment Officer	Timothy M. Winter, CFA Portfolio Manager BA, Rollins College MBA, University of Notre Dame	Jose Garza Portfolio Manager BA, Yale University MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) per Class AAA Share of The Gabelli Utilities Fund decreased 14.0% compared with a decrease of 11.1% for the Standard & Poor’s (S&P) 500 Utilities Index (SPU). Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)						Since Inception (8/31/99)
	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GABUX)	(14.01)%	(10.22)%	4.35%	7.22%	5.90%	6.81%
S&P 500 Utilities Index	(11.14)	(2.11)	10.17	11.31	7.96	6.81
S&P 500 Index	(3.08)	7.51	10.73	13.99	8.83	6.21
Lipper Utility Fund Average	(12.60)	(6.09)	6.25	9.85	7.47	6.31
Class A (GAUAX)	(14.08)	(10.37)	4.33	7.21	5.91	6.81
With sales charge (b)	(19.02)	(15.52)	3.10	6.58	5.49	6.51
Class C (GAUCX)	(14.29)	(10.93)	3.57	6.43	5.11	6.14
With contingent deferred sales charge (c)	(15.15)	(11.82)	3.57	6.43	5.11	6.14
Class I (GAUIX)	(13.95)	(10.09)	4.59	7.47	6.11	6.96

In the current prospectuses dated April 29, 2020, the gross expense ratios for Class AAA, A, C and I Shares are 1.37%, 1.37%, 2.12% and 1.12% respectively. See page 11 for the expense ratios for the six months ended June 30, 2020. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares, and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2020 through June 30, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$ 859.90	1.38%	$ 6.38
Class A	$1,000.00	$ 859.20	1.38%	$ 6.38
Class C	$1,000.00	$ 857.10	2.13%	$ 9.84
Class I	$1,000.00	$ 860.50	1.13%	$ 5.23
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.38%	$ 6.92
Class A	$1,000.00	$1,018.00	1.38%	$ 6.92
Class C	$1,000.00	$1,014.27	2.13%	$10.67
Class I	$1,000.00	$1,019.24	1.13%	$ 5.67

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2020:

The Gabelli Utilities Fund

Energy and Utilities	78.1%
Communications	15.1%
Other	5.2%
U.S. Government Obligations	1.5%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	0.1%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.1%
	ENERGY AND UTILITIES — 77.9%
	Alternative Energy — 0.8%
370,000	Algonquin Power & Utilities Corp.	$2,068,158	$4,783,073
2,000	Landis+Gyr Group AG†	136,018	129,400
98,063	NextEra Energy Partners LP	3,164,146	5,028,671
70,000	Ormat Technologies Inc.	1,795,788	4,444,300
11,000	Siemens Gamesa Renewable Energy SA†	176,171	195,016
55,000	TerraForm Power Inc., Cl. A	984,113	1,014,200

		8,324,394	15,594,660

	Diversified Industrial — 0.6%
12,000	AECOM†	459,535	450,960
54,000	AZZ Inc.	2,146,938	1,853,280
86,000	ITT Inc.	1,729,512	5,051,640
415,975	Mueller Water Products Inc., Cl. A	2,515,030	3,922,644
24,000	Park-Ohio Holdings Corp.	476,161	398,160

		7,327,176	11,676,684

	Electric Integrated — 51.0%
299,000	ALLETE Inc.	10,727,160	16,328,390
177,000	Alliant Energy Corp.	3,221,377	8,467,680
548,000	Ameren Corp.	16,110,592	38,557,280
685,500	American Electric Power Co. Inc.	27,561,939	54,593,220
7,000	Atlantic Power Corp.†	39,201	14,128
192,000	Avangrid Inc.	7,335,336	8,060,160
236,000	Avista Corp.	5,443,394	8,588,040
444,000	Black Hills Corp.	11,586,833	25,157,040
64,000	CMS Energy Corp.	651,027	3,738,880
458,495	Dominion Energy Inc.	25,100,300	37,220,624
17,000	DTE Energy Co.	1,560,671	1,827,500
288,000	Duke Energy Corp.	15,611,307	23,008,320
450,000	Edison International	15,582,286	24,439,500
643,000	El Paso Electric Co.	12,659,725	43,081,000
9,400	Entergy Corp.	1,021,300	881,814
1,149,200	Evergy Inc.	29,503,077	68,136,068
792,000	Eversource Energy	18,476,067	65,949,840
345,000	Exelon Corp.	10,862,157	12,520,050
377,000	FirstEnergy Corp.	10,936,638	14,620,060
190,000	Fortis Inc.	5,922,733	7,225,766
914,000	Hawaiian Electric Industries Inc.	21,795,274	32,958,840
42,500	IDACORP Inc.	1,757,113	3,713,225
305,500	MGE Energy Inc.	9,282,316	19,707,805
586,700	NextEra Energy Inc.	35,567,496	140,907,739
265,000	NiSource Inc.	2,465,164	6,026,100
428,000	NorthWestern Corp.	11,549,346	23,334,560
785,000	OGE Energy Corp.	13,193,046	23,832,600
672,000	Otter Tail Corp.	15,911,022	26,066,880

Shares		Cost	Market Value
245,000	PG&E Corp.†	$2,333,277	$2,173,150
320,000	Pinnacle West Capital Corp.	13,092,833	23,452,800
1,644,819	PNM Resources Inc.	21,671,804	63,226,842
6,500	Portland General Electric Co.	302,004	271,765
572,000	PPL Corp.	17,657,112	14,780,480
187,000	Public Service Enterprise Group Inc.	5,389,427	9,192,920
430,000	The Southern Co.	15,474,375	22,295,500
51,125	Unitil Corp.	1,483,755	2,291,423
596,000	WEC Energy Group Inc.	16,225,974	52,239,400
420,000	Xcel Energy Inc.	13,395,703	26,250,000

		448,460,161	955,137,389

	Electric Transmission and Distribution — 0.6%
67,000	Consolidated Edison Inc.	2,745,224	4,819,310
360,000	Red Electrica Corp. SA	4,191,840	6,716,026
3,400	Uniper SE	38,231	109,631

		6,975,295	11,644,967

	Environmental Services — 0.2%
54,000	Covanta Holding Corp.	759,796	517,860
7,500	Pentair plc	301,705	284,925
4,500	Tetra Tech Inc.	388,709	356,040
80,000	Veolia Environnement SA	1,097,512	1,799,389

		2,547,722	2,958,214

	Global Utilities — 2.2%
10,000	AES Tiete Energia SA	33,382	28,723
40,000	Chubu Electric Power Co. Inc.	671,887	500,857
20,000	E.ON SE	253,426	225,036
5,000	EDP - Energias de Portugal SA, ADR	134,159	240,760
200,000	Electric Power Development Co. Ltd.	4,991,198	3,787,914
20,800	Electricite de France SA	308,177	191,857
205,000	Emera Inc.	5,416,204	8,066,514
35,000	Enagas SA	916,226	855,260
100,000	Endesa SA	2,186,478	2,463,823
270,000	Enel SpA	1,409,853	2,329,072
75,000	Equinor ASA	1,693,070	1,064,388
560,000	Hera SpA	1,228,234	2,105,159
52,000	Hokkaido Electric Power Co. Inc.	716,748	199,379
36,000	Hokuriku Electric Power Co.	506,012	229,386
180,000	Huaneng Power International Inc., ADR	4,762,737	2,718,000
50,000	Iberdrola SA, ADR	1,539,385	2,322,000
450,000	Iberdrola SA, Aquis	3,823,803	5,217,508
400,000	Korea Electric Power Corp., ADR†	5,248,475	3,192,000
95,000	Kyushu Electric Power Co. Inc.	1,189,236	796,249

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
32,000	Shikoku Electric Power Co. Inc.	$578,871	$235,610
2,000	Snam SpA	8,967	9,738
24,000	The Chugoku Electric Power Co. Inc.	430,478	320,296
305,000	The Kansai Electric Power Co. Inc.	4,106,512	2,951,841
55,000	The Tokyo Electric Power Co. Holdings Inc.†	208,402	168,604
150,000	Tohoku Electric Power Co. Inc.	2,251,335	1,425,330

		44,613,255	41,645,304

	Merchant Energy — 2.6%
120,000	NRG Energy Inc.	2,690,201	3,907,200
3,130,000	The AES Corp.	32,578,524	45,353,700

		35,268,725	49,260,900

	Natural Gas Integrated — 6.5%
6,000	Apache Corp.	134,998	81,000
25,000	Atlas Energy Group LLC†	58,278	105
43,000	Devon Energy Corp.	1,427,903	487,620
630,000	Energy Transfer LP	290,108	4,485,600
133,000	Hess Corp.	7,510,086	6,890,730
285,000	Kinder Morgan Inc.	6,126,047	4,323,450
1,843,000	National Fuel Gas Co.	87,721,099	77,276,990
516,000	ONEOK Inc.	3,817,966	17,141,520
364,000	UGI Corp.	7,730,094	11,575,200

		114,816,579	122,262,215

	Natural Gas Utilities — 7.2%
80,000	Atmos Energy Corp.	2,188,623	7,966,400
92,000	CenterPoint Energy Inc.	1,764,123	1,717,640
43,500	Chesapeake Utilities Corp.	786,141	3,654,000
4,000	CONSOL Energy Inc.†	23,956	20,280
388,800	Corning Natural Gas Holding Corp.(a)	3,685,398	6,570,720
100,000	Gulf Coast Ultra Deep Royalty Trust	8,000	1,800
25,000	Italgas SpA	150,554	145,212
125,000	National Grid plc	1,742,338	1,532,142
40,000	National Grid plc, ADR	2,408,508	2,429,600
14,000	New Jersey Resources Corp.	328,068	457,100
433,000	Northwest Natural Holding Co.	19,281,898	24,157,070
143,000	ONE Gas Inc.	1,132,190	11,018,150
74,000	RGC Resources Inc.	932,476	1,788,580
140,000	South Jersey Industries Inc.	1,982,945	3,498,600
902,000	Southwest Gas Holdings Inc.	32,752,574	62,283,100

Shares		Cost	Market Value
117,000	Spire Inc.	$3,693,861	$7,688,070

		72,861,653	134,928,464

	Natural Resources — 1.5%
23,000	Alliance Resource Partners LP	61,654	74,980
138,000	BP plc, ADR	5,436,594	3,218,160
30,000	California Resources Corp.†	102,870	36,600
367,000	Cameco Corp.	3,975,089	3,761,750
40,000	CNX Resources Corp.†	368,028	346,000
15,084	Diamondback Energy Inc.	297,913	630,813
710,000	Mueller Industries Inc.	15,410,694	18,871,800

		25,652,842	26,940,103

	Services — 1.0%
570,000	Enbridge Inc.	12,541,788	17,339,400
20,000	Halliburton Co.	393,600	259,600
34,000	MDU Resources Group Inc.	738,008	754,120

		13,673,396	18,353,120

	Water — 3.7%
8,000	American States Water Co.	110,252	629,040
112,000	American Water Works Co. Inc.	2,495,294	14,409,920
5,000	California Water Service Group	90,622	238,500
16,000	Consolidated Water Co. Ltd.	193,044	230,880
520,000	Essential Utilities Inc.	8,903,278	21,964,800
21,000	Middlesex Water Co.	415,304	1,410,780
530,000	Severn Trent plc	13,511,382	16,280,110
147,000	SJW Group	3,525,787	9,130,170
87,000	The York Water Co.	1,205,281	4,172,520
50,000	United Utilities Group plc, ADR	1,339,663	1,130,500

		31,789,907	69,597,220

	TOTAL ENERGY AND UTILITIES	812,311,105	1,459,999,240

	COMMUNICATIONS — 15.0%
	Business Services — 0.1%
1,548,800	Clear Channel Outdoor Holdings Inc.†	4,244,776	1,610,752

	Cable and Satellite — 4.1%
34,500	Charter Communications Inc., Cl. A†	2,711,754	17,596,380
27,000	Cogeco Communications Inc.	792,860	1,945,249
72,000	Cogeco Inc.	1,706,940	4,296,877
37,000	Comcast Corp., Cl. A	371,664	1,442,260
513,000	DISH Network Corp., Cl. A†	14,337,166	17,703,630
304,000	EchoStar Corp., Cl. A†	8,129,079	8,499,840
344,366	Liberty Global plc, Cl. A†	5,402,825	7,527,841
588,000	Liberty Global plc, Cl. C†	10,076,430	12,647,880

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
81,000	Liberty Latin America Ltd., Cl. A†	$1,577,071	$787,320
70,000	Liberty Latin America Ltd., Cl. C†	1,274,890	660,800
85,000	Rogers Communications Inc., Cl. B	2,226,359	3,416,150
12,000	Shaw Communications Inc., Cl. B	148,195	196,320
38,000	Tokyo Broadcasting System Holdings Inc.	500,062	605,677

		49,255,295	77,326,224

	Telecommunications — 8.5%
10,000	AT&T Inc.	342,200	302,300
552,000	BCE Inc.	15,437,273	23,057,040
760,000	CenturyLink Inc.	13,997,649	7,622,800
410,000	Cincinnati Bell Inc.†	5,759,771	6,088,500
70,000	Deutsche Telekom AG	1,016,751	1,175,344
550,000	Deutsche Telekom AG, ADR	6,890,061	9,223,500
1,440,000	Koninklijke KPN NV	4,192,069	3,818,084
10,000	Koninklijke KPN NV, ADR	44,711	26,640
142,000	Loral Space & Communi-cations Inc.	5,045,986	2,771,840
576,000	Nippon Telegraph & Telephone Corp.	7,107,705	13,419,106
5,000	Orange Belgium SA	79,620	81,453
330,000	Orascom Investment Holding, GDR†	534,301	31,350
60,000	Pharol SGPS SA†	28,418	6,943
220,000	Pharol SGPS SA, ADR†	170,937	30,360
25,000	PLDT Inc., ADR	973,937	610,250
105,000	Proximus SA	3,069,618	2,139,920
2,000	PT Indosat Tbk†	1,061	329
2,250,000	Singapore Telecommuni-cations Ltd.	5,568,813	3,971,728
125,060	Sistema PJSC FC, GDR	494,646	592,784
121,000	Swisscom AG, ADR	4,440,719	6,356,130
10,000	Tele2 AB, Cl. B	158,627	132,590
125,000	Telecom Italia SpA, ADR	1,254,213	491,250
208,000	Telefonica Brasil SA, ADR	3,551,611	1,842,880
130,000	Telefonica Deutschland Holding AG	492,246	383,685
470,000	Telefonica SA, ADR	7,172,636	2,265,400
1,000,000	Telekom Austria AG†	7,767,364	6,909,491
335,000	Telenet Group Holding NV	15,105,771	13,790,221
538,000	Telephone and Data Systems Inc.	14,489,302	10,695,440
60,000	Telesites SAB de CV†	45,551	37,982
5,000	TELUS Corp.	79,885	83,861
1,200,000	VEON Ltd., ADR	3,640,534	2,160,000

Shares		Cost	Market Value
715,000	Verizon Communications Inc.	$22,935,173	$39,417,950

		151,889,159	159,537,151

	Wireless Communications — 2.3%
51,000	America Movil SAB de CV, Cl. L, ADR	700,556	647,190
72,000	China Mobile Ltd., ADR	2,893,050	2,422,080
64,000	China Unicom Hong Kong Ltd., ADR	682,894	348,800
200	Hutchison Telecommuni- cations Hong Kong Holdings Ltd.	19	32
55,000	Millicom International Cellular SA	2,957,520	1,438,250
190,000	Millicom International Cellular SA, SDR	12,001,806	4,971,132
6,000	Mobile TeleSystems PJSC, ADR	74,643	55,140
458,000	NTT DOCOMO Inc.	7,162,224	12,224,645
135,000	SK Telecom Co. Ltd., ADR	2,383,798	2,608,200
400	SmarTone Telecommuni- cations Holdings Ltd.	207	214
37,000	TIM Participacoes SA, ADR	706,873	478,780
340,000	Turkcell Iletisim Hizmetleri A/S, ADR	3,332,789	1,958,400
348,000	United States Cellular Corp.†	15,113,686	10,742,760
350,000	Vodafone Group plc, ADR	9,559,075	5,579,000

		57,569,140	43,474,623

	TOTAL COMMUNICATIONS	262,958,370	281,948,750

	OTHER — 5.2%
	Aerospace — 0.3%
1,300,000	Rolls-Royce Holdings plc	9,294,671	4,597,294

	Building and Construction — 0.3%
12,000	Acciona SA	1,140,701	1,174,951
153,000	Johnson Controls International plc	4,094,483	5,223,420

		5,235,184	6,398,371

	Business Services — 0.2%
100,000	Macquarie Infrastructure Corp.	2,659,487	3,069,000
17,500	Vectrus Inc.†	316,783	859,775

		2,976,270	3,928,775

	Consumer Products — 0.0%
8,000	Essity AB, Cl. A†	103,353	253,268

	Diversified Industrial — 0.1%
1,000	Alstom SA	31,457	46,524
43,000	Bouygues SA†	1,493,995	1,469,115
5,000	Donaldson Co. Inc.	189,060	232,600

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Diversified Industrial (Continued)
142,000	Twin Disc Inc.†	$2,354,369	$786,680

		4,068,881	2,534,919

	Electronics — 1.0%
50,000	Corning Inc.	557,990	1,295,000
11,000	Keysight Technologies Inc.†	1,010,325	1,108,580
300	Roper Technologies Inc.	75,135	116,478
226,000	Sony Corp., ADR	3,718,414	15,623,380

		5,361,864	18,143,438

	Entertainment — 0.1%
463,000	Grupo Televisa SAB, ADR†	9,124,087	2,426,120

	Financial Services — 0.2%
150,000	Kinnevik AB, Cl. A	3,036,624	3,927,797

	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	313,406

	Machinery — 1.8%
104,000	Astec Industries Inc.	3,703,031	4,816,240
71,000	Flowserve Corp.	2,546,520	2,024,920
77,000	The Gorman-Rupp Co.	1,768,138	2,393,160
365,000	Xylem Inc.	9,544,036	23,710,400

		17,561,725	32,944,720

	Metals and Mining — 0.2%
110,000	Freeport-McMoRan Inc.	1,185,905	1,272,700
19,000	Haynes International Inc.	804,516	443,840
17,000	Vulcan Materials Co.	797,880	1,969,450

		2,788,301	3,685,990

	Transportation — 1.0%
306,600	GATX Corp.	8,855,907	18,696,468

	TOTAL OTHER	68,668,823	97,850,566

	TOTAL COMMON STOCKS	1,143,938,298	1,839,798,556

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	755,872	860,000

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
20,750	Cincinnati Bell Inc., 6.750%, Ser. B	556,460	990,813

Shares		Cost	Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) — 0.1%
	Energy and Utilities — 0.1%
	Natural Gas Utilities — 0.1%
54,000	Corning Natural Gas Holding Corp., 4.800%, Ser. B, 09/30/26(a)	$1,120,500	$972,000

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 12/02/20†(c)	438,064	592,800

Principal Amount

	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
	Natural Resources — 0.1%
$1,200,000	Mueller Industries Inc., 6.000%, 03/01/27	1,200,000	1,177,272

	U.S. GOVERNMENT OBLIGATIONS — 1.5%
27,695,000	U.S. Treasury Bills, 0.095% to 1.547%††, 07/16/20 to 09/24/20	27,681,537	27,691,741

	TOTAL INVESTMENTS — 99.9%	$1,175,690,731	1,872,083,182

	Other Assets and Liabilities (Net) — 0.1%		2,514,452

	NET ASSETS — 100.0%		$1,874,597,634

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $1,170,884,833)	$1,864,540,462
Investments in affiliates, at value (cost $4,805,898)	7,542,720
Cash	360,442
Receivable for Fund shares sold	2,716,143
Dividends and interest receivable	4,169,062
Prepaid expenses	92,872

Total Assets	1,879,421,701

Liabilities:
Foreign currency payable to custodian, at value (cost $1)	1
Payable for Fund shares redeemed	1,865,889
Payable for investment advisory fees	1,584,476
Payable for distribution fees	631,236
Payable for accounting fees	11,250
Payable for shareholder services fees	358,903
Payable for shareholder communications expenses	259,112
Other accrued expenses	113,200

Total Liabilities	4,824,067

Net Assets (applicable to 296,719,902 shares outstanding)	$1,874,597,634

Net Assets Consist of:
Paid-in capital	$1,192,685,994
Total distributable earnings	681,911,640

Net Assets	$1,874,597,634

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:

Class AAA:
Net Asset Value, offering, and redemption price per share ($256,175,201 ÷ 35,695,825 shares outstanding)	$7.18

Class A:
Net Asset Value and redemption price per share ($850,251,289 ÷ 116,115,195 shares outstanding)	$7.32
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$7.77

Class C:
Net Asset Value and offering price per share ($467,799,678 ÷ 105,660,329 shares outstanding)	$4.43	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($300,371,466 ÷ 39,248,553 shares outstanding)	$7.65

(a)	Redemption price varies based on the length of time held.

Statement of Operations
For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends - Unaffiliated (net of foreign withholding taxes of $823,454)	$ 29,029,571
Dividends - Affiliated	145,584
Interest	364,301

Total Income	29,539,456

Expenses:
Investment advisory fees	10,197,640
Distribution fees - Class AAA	350,877
Distribution fees - Class A	1,125,588
Distribution fees - Class C	2,654,929
Shareholder services fees	816,641
Shareholder communications expenses	160,372
Custodian fees	104,383
Trustees’ fees	67,087
Registration expenses	55,050
Legal and audit fees	25,381
Accounting fees	22,500
Interest expense	43
Miscellaneous expenses	54,971

Total Expenses	15,635,462

Less:
Expenses paid indirectly by broker (See Note 6)	(10,674)

Net Expenses	15,624,788

Net Investment Income	13,914,668

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(3,993,384)
Net realized gain on foreign currency transactions	23,505

Net realized loss on investments and foreign currency transactions	(3,969,879)

Net change in unrealized appreciation/depreciation:
on investments	(334,707,279)
on foreign currency translations	(18,771)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations.	(334,726,050)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(338,695,929)

Net Decrease in Net Assets Resulting from Operations	$(324,781,261)

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$13,914,668	$28,920,098
Net realized gain/(loss) on investments and foreign currency transactions	(3,969,879)	14,954,401
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(334,726,050)	311,336,032

Net Increase/(Decrease) in Net Assets Resulting from Operations	(324,781,261)	355,210,531

Distributions to Shareholders:
Accumulated earnings
Class AAA	(1,208,305)*	(6,018,337)
Class A	(3,834,844)*	(16,355,913)
Class C	(3,622,307)*	(14,942,375)
Class I	(1,332,301)*	(6,919,501)

	(9,997,757)	(44,236,126)

Return of capital
Class AAA	(14,428,579)*	(24,209,995)
Class A	(45,792,555)*	(66,039,983)
Class C	(43,254,613)*	(80,353,354)
Class I	(15,909,237)*	(23,860,975)

	(119,384,984)	(194,464,307)

Total Distributions to Shareholders	(129,382,741)	(238,700,433)

Shares of Beneficial Interest Transactions:
Class AAA	(2,996,946)	8,780,084
Class A	51,580,661	208,448,203
Class C	(13,426,669)	(38,364,253)
Class I	3,522,551	54,900,088

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	38,679,597	233,764,122

Redemption Fees	1,859	12,047

Net Increase/(Decrease) in Net Assets.	(415,482,546)	350,286,267
Net Assets:
Beginning of year	2,290,080,180	1,939,793,913

End of period	$1,874,597,634	$2,290,080,180

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†(c)	Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2020(d)	$8.84	$0.06	$(1.28)	$(1.22)	$(0.03)*	—	$(0.41)*	$(0.44)	$0.00	$7.18	(14.0)%	$256,175	1.52	%(e)	1.38	%(e)	1%
2019	8.20	0.13	1.36	1.49	(0.11)	$(0.05)	(0.69)	(0.85)	0.00	8.84	18.8	319,670	1.52		1.37		3
2018	9.23	0.14	(0.33)	(0.19)	(0.12)	(0.07)	(0.65)	(0.84)	0.00	8.20	(2.2)	288,332	1.57		1.37		1
2017	9.26	0.15	0.66	0.81	(0.13)	(0.07)	(0.64)	(0.84)	0.00	9.23	8.9	350,709	1.58		1.37		2
2016	8.70	0.15	1.28	1.43	(0.14)	(0.13)	(0.60)	(0.87)	0.00	9.26	17.0	364,411	1.65		1.38		4
2015††	10.50	0.11	(1.07)	(0.96)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.70	(8.3)	371,419	1.42		1.39		8
Class A
2020(d)	$9.01	$0.06	$(1.31)	$(1.25)	$(0.03)*	—	$(0.41)*	$(0.44)	$0.00	$7.32	(14.1)%	$850,251	1.52	%(e)	1.38	%(e)	1%
2019	8.35	0.14	1.37	1.51	(0.11)	$(0.05)	(0.69)	(0.85)	0.00	9.01	18.7	990,134	1.53		1.37		3
2018	9.37	0.15	(0.33)	(0.18)	(0.12)	(0.07)	(0.65)	(0.84)	0.00	8.35	(2.0)	723,943	1.58		1.37		1
2017	9.40	0.15	0.66	0.81	(0.13)	(0.07)	(0.64)	(0.84)	0.00	9.37	8.8	837,684	1.57		1.37		2
2016	8.82	0.15	1.30	1.45	(0.13)	(0.13)	(0.61)	(0.87)	0.00	9.40	17.0	808,349	1.64		1.38		4
2015††	10.64	0.12	(1.10)	(0.98)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.82	(8.3)	713,208	1.45		1.39		8
Class C
2020(d)	$5.66	$0.02	$(0.81)	$(0.79)	$(0.03)*	—	$(0.41)*	$(0.44)	$0.00	$4.43	(14.3)%	$467,800	0.76	%(e)	2.13	%(e)	1%
2019	5.57	0.04	0.90	0.94	(0.08)	$(0.05)	(0.72)	(0.85)	0.00	5.66	17.7	614,757	0.76		2.12		3
2018	6.58	0.05	(0.22)	(0.17)	(0.08)	(0.07)	(0.69)	(0.84)	0.00	5.57	(2.7)	641,273	0.82		2.12		1
2017	6.88	0.06	0.48	0.54	(0.09)	(0.07)	(0.68)	(0.84)	0.00	6.58	8.0	776,370	0.83		2.12		2
2016	6.71	0.06	0.98	1.04	(0.09)	(0.13)	(0.65)	(0.87)	0.00	6.88	16.2	776,780	0.89		2.13		4
2015††	8.40	0.05	(0.90)	(0.85)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	6.71	(9.1)	736,494	0.73		2.14		8
Class I
2020(d)	$9.38	$0.07	$(1.36)	$(1.29)	$(0.03)*	—	$(0.41)*	$(0.44)	$0.00	$7.65	(14.0)%	$300,372	1.77	%(e)	1.13	%(e)	1%
2019	8.64	0.17	1.42	1.59	(0.14)	$(0.05)	(0.66)	(0.85)	0.00	9.38	19.0	365,519	1.78		1.12		3
2018	9.65	0.18	(0.35)	(0.17)	(0.14)	(0.07)	(0.63)	(0.84)	0.00	8.64	(1.8)	286,246	1.84		1.12		1
2017	9.63	0.18	0.68	0.86	(0.15)	(0.07)	(0.62)	(0.84)	0.00	9.65	9.1	272,376	1.81		1.12		2
2016	8.99	0.18	1.33	1.51	(0.16)	(0.13)	(0.58)	(0.87)	0.00	9.63	17.4	160,147	1.89		1.13		4
2015††	10.80	0.14	(1.11)	(0.97)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.99	(8.1)	141,325	1.70		1.14		8

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

††	All per share amounts and net asset values have been adjusted as a result of the 1 for 2 reverse stock split on March 6, 2015.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(d)	For the six months ended June 30, 2020, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust and commenced operations on August 31, 1999. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Natural Gas Utilities	$ 128,357,744	$ 6,570,720	$ 134,928,464
Other Industries (a)	1,325,070,776	—	1,325,070,776
COMMUNICATIONS (a)	281,948,750	—	281,948,750
OTHER (a)	97,850,566	—	97,850,566
Total Common Stocks	1,833,227,836	6,570,720	1,839,798,556
Closed-End Funds	—	860,000	860,000
Convertible Preferred Stocks (a)	990,813	—	990,813
Mandatory Convertible Securities (a)	—	972,000	972,000
Warrants (a)	—	592,800	592,800
Corporate Bonds (a)	—	1,177,272	1,177,272
U.S. Government Obligations	—	27,691,741	27,691,741
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,834,218,649	$37,864,533	$1,872,083,182

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2020 or December 31, 2019.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2020, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Distributions paid from:
Ordinary income	$28,944,326
Long term capital gains	15,291,800
Return of capital	194,464,307

Total distributions paid	$238,700,433

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,184,082,805	$792,398,048	$(104,397,671)	$688,000,377

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $29,511,733 and $53,722,110, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2020, the Fund paid $16,877 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally the Distributor retained a total of $620,418 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $10,674.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2020, there were no borrowings under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge or one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2020 and the year ended December 31, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,505,497	$26,994,091	4,707,613	$41,180,446
Shares issued upon reinvestment of distributions	1,826,444	14,025,180	3,108,103	27,201,130
Shares redeemed	(5,814,529)	(44,016,217)	(6,782,080)	(59,601,492)

Net increase/(decrease)	(482,588)	$(2,996,946)	1,033,636	$8,780,084

Class A
Shares sold	13,235,997	$107,064,864	34,378,396	$308,485,730
Shares issued upon reinvestment of distributions	5,874,637	45,913,347	8,501,240	75,789,161
Shares redeemed	(12,942,343)	(101,397,550)	(19,663,068)	(175,826,688)

Net increase	6,168,291	$51,580,661	23,216,568	$208,448,203

Class C
Shares sold	8,096,947	$40,865,648	21,136,954	$123,052,927
Shares issued upon reinvestment of distributions	8,303,762	39,967,626	14,125,699	81,374,293
Shares redeemed	(19,370,409)	(94,259,943)	(41,857,678)	(242,791,473)

Net decrease	(2,969,700)	$(13,426,669)	(6,595,025)	$(38,364,253)

Class I
Shares sold	6,840,460	$58,044,157	13,325,049	$124,090,575
Shares issued upon reinvestment of distributions	1,814,139	14,793,585	2,606,109	24,133,658
Shares redeemed	(8,379,726)	(69,315,191)	(10,084,212)	(93,324,145)

Net increase	274,873	$3,522,551	5,846,946	$54,900,088

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2020 is set forth below:

	Beginning Shares	Stock Dividend	Ending Shares	Dividend Income	Realized Gain	Value at June 30, 2020	Change in Unrealized Depreciation	Percent Owned of Shares Outstanding
Corning Natural Gas Holding Corp.	388,800	—	388,800	$118,584	—	$6,570,720	$(1,127,520)	12.69%
Corning Natural Gas Holding Corp., 4.800%, Ser. B	54,000	—	54,000	27,000	—	972,000	(280,800)	22.11%

Total				$145,584	—	$7,542,720	$(1,408,320)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 11, 2020, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2019) of the Fund against a peer group of five other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional utility funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Utility Fund Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year, three year, and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was within the fifth quintile for the one year and three year periods and in the fourth quintile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the six other utility funds in the Adviser Peer Group, and a peer group selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were roughly average within the Adviser Peer Group and above average within the peer group of funds selected by Broadridge and the Fund’s size was below average within these groups. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an adequate performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

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THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics in 1991 from Rollins College and MBA in Finance from Notre Dame in 1992.

Jose Garza began his career at GAMCO Investors, Inc. in 2007 as a member of the Utilities research team. Mr. Garza rejoined GAMCO Investors, Inc. in July 2013 after graduate school as research analyst covering Water and Industrial Gas companies. Mr. Garza graduated from Yale University with a dual BA in Economics and Biology, and holds an MBA degree from Columbia Business School, where he participated in the school’s Value Investing Program.

Monthly Distributions

The Gabelli Utilities Fund has a monthly distribution policy under which the Fund pays $0.07 per share. Beginning with the distribution payable in December 2019, the Board of Trustees approved an increase in the distribution rate for the last month of each quarter to $0.08 per share from $0.07 per share. For more specific dividend and tax information, please visit our website at www.gabelli.com or call 800-GABELLI (800-422-3554).

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q220SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 4, 2020

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2020

* Print the name and title of each signing officer under his or her signature.